Lease (Details) - Schedule of Future Lease Payments under Lease Liabilities	Sep. 30, 2023 HKD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 HKD ($)
Schedule of Future Lease Payments under Lease Liabilities [Line Items]
2024
2024	126,060	16,098
2025
2025	126,060	16,098
2026
2026	21,020	2,684
Total future lease payments
Total future lease payments	273,140	34,880
Less: Imputed interest
Less: Imputed interest	(13,249)	(1,692)
Total lease liabilities balance
Total lease liabilities balance	$ 259,891	$ 33,188	$ 371,635